Income Tax (Details) - Schedule of net deferred tax assets (liabilities) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$ 29,571	$ 238
Startup and organizational costs	295,262	160
Unrealized gain on marketable securities	(4,121)
Total deferred tax assets	320,712	398
Valuation allowance	(320,712)	(398)
Deferred tax assets, net of valuation allowance